Financial instruments (Details 11) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		R$ 5,793,521	R$ 4,559,181
Financial assets with risk assessment foreign market		8,821,089	7,589,568
Financial assets with risk assessment		14,614,610	12,148,749
Financial assets without risk assessment domestic market		83,070	27,710
Financial assets without risk assessment foreign market		81,425	13,782
Financial assets without risk assessment		164,495	41,492
Financial assets domestic market		5,876,591	4,586,891
Financial assets foreign market		8,902,514	7,603,350
Financial assets		14,779,105	12,190,241
A a a member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		5,130,140	4,080,884
Financial assets with risk assessment foreign market		2,420,741	2,783,151
Financial assets with risk assessment		7,550,881	6,864,035
A a plus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		162,650	109,165
Financial assets with risk assessment		162,650	109,165
A a member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		289,574	188,742
Financial assets with risk assessment foreign market		107,545	629,671
Financial assets with risk assessment		397,119	818,413
A a minus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		149,178	63,675
Financial assets with risk assessment		149,178	63,675
A plus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		3,423	5,788
Financial assets with risk assessment foreign market		4,459,700	2,914,269
Financial assets with risk assessment		4,463,123	2,920,057
A member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		57,650	107,225
Financial assets with risk assessment foreign market		1,392,854
Financial assets with risk assessment		1,450,504	107,225
A minus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market			634
Financial assets with risk assessment foreign market		387,478	236,335
Financial assets with risk assessment		387,478	236,969
B b b plus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		118	856
Financial assets with risk assessment foreign market		375	38
Financial assets with risk assessment		493	894
B b b member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market		788	129
Financial assets with risk assessment foreign market		52,389	1,026,104
Financial assets with risk assessment		53,177	1,026,233
B b b minus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market			554
Financial assets with risk assessment			554
B b plus member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market			50
Financial assets with risk assessment			50
B b member
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment domestic market			1,479
Financial assets with risk assessment			1,479
B B Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment foreign market		7
Financial assets with risk assessment		7
Shares Of Investment Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets without risk assessment domestic market			1,721
Other Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Financial assets without risk assessment domestic market	[1]	83,070	25,989
Financial assets without risk assessment foreign market	[1]	81,425	13,782
Financial assets without risk assessment	[1]	R$ 164,495	R$ 39,771

[1]	Investments approved by the Management, in accordance with the Financial Policy.